Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Mar. 31, 2020
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	¥ 955,202	¥ 778,469
Nonaccrual loans not requiring an allowance for credit losses	[2]	190,298
Recognized interest income		11,932
Loans held for sale placed on nonaccrual status		6,767	330
Loans acquired with deteriorated credit quality placed on nonaccrual status			25,427
Commercial [Member] | Domestic [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	357,412	312,972
Nonaccrual loans not requiring an allowance for credit losses	[2]	112,770
Recognized interest income		2,229
Commercial [Member] | Foreign [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	184,317	127,001
Nonaccrual loans not requiring an allowance for credit losses	[2]	53,354
Recognized interest income		2,061
Residential [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	71,976	63,998
Nonaccrual loans not requiring an allowance for credit losses	[2]	4,188
Recognized interest income		488
Card [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	62,012	61,172
Nonaccrual loans not requiring an allowance for credit losses	[2]	641
Recognized interest income		20
MUAH [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	63,782	35,840
Nonaccrual loans not requiring an allowance for credit losses	[2]	16,007
Recognized interest income		483
Krungsri [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	172,239	149,732
Nonaccrual loans not requiring an allowance for credit losses	[2]	3,338
Recognized interest income		3,498
Other [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	[1]	43,464	¥ 27,754
Recognized interest income		¥ 3,153

[1]	Nonaccrual loans in the above table do not include loans held for sale of ¥330 million and ¥6,767 million at March 31, 2020 and September 30, 2020, respectively, and do not include loans acquired with deteriorated credit quality of ¥25,427 million at March 31, 2020.
[2]	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.